Discontinued Operations Discontinued Operations (Balance Sheet Information) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disposal Group, Including Discontinued Operation, Assets, Current [Abstract]
Cash and cash equivalents	$ 0	$ 6	$ 12
Accounts receivable, net		869
Inventory and contracts in progress, net		2,223
Other assets, current		45
Fixed Assets, net		684
Goodwill		348
Intangible assets, net		32
Other assets		661
Assets held for sale	0	4,868
Disposal Group, Including Discontinued Operation, Liabilities, Current [Abstract]
Short-term borrowings and long-term debt currently due		5
Accounts payable		717
Accrued liabilities		1,479
Long-term Debt		5
Future pension and postretirement benefit obligations		2
Other long-term liabilities		573
Liabilities held for sale	$ 0	$ 2,781